Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Organization and Summary of Significant Accounting Policies
Schedule of estimated useful lives of asset class

Asset Class	Useful Life
Leasehold Improvements	5 – 10 years
Machinery and Equipment	3 – 7 years
Furniture and Fixtures	5 – 7 years
Capitalized Software	1 – 3 years
Equipment Under Capital Leases	5 years
Computer Equipment	2 – 5 years

Schedule of computation of basic and diluted net earnings (loss) per share of common stock

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023
Net (Loss) Income (in thousands)	$(3,377)	$(7,750)	$2,075	$(30,774)
Basic and diluted shares
Weighted-average Class A common stock outstanding	50,933,020	48,426,206	50,788,811	47,804,228
(Loss) Income per share for Class A common stock
— Basic and Diluted	$(0.07)	$(0.16)	$0.04	$(0.64)

	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
Net (loss) Income (in thousands)	$(35,404)	$28,626
Basic and diluted shares
Weighted-average Class A Common Stock outstanding (basic)	48,138,393	47,500,000
Weighted-average Class A Common Stock outstanding (diluted)	48,398,623	47,500,000
(Loss) Income per share for Class A Common Stock
— Basic and Diluted	$(0.74)	$0.60

Schedule of concentration of credit risk

	3 Months Ended	3 Months Ended	9 Months Ended	9 Months Ended
($ in thousands)	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023
Customer #1	20.8%	21.9%	17.9%	13.0%
Customer #2	10.3%	*	11.3%	10.9%
Customer #3	10.8%	10.0%	*	*

* Less than 10%

	March 31, 2024	June 30, 2023
Customer #1	20.1%	15.5%
Customer #2	11.4%	12.1%
Customer #3	*	10.5%
Customer #4	10.0%	*

*Less than 10%

Purchases

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
($ in thousands)	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023
Supplier #1	*	*	21.5%	14.0%
Supplier #2	24.7%	19.1%	19.4%	13.2%
Supplies #3	14.2%	12.6%	10.2%	*
Supplier #4	12.2%	13.1%	*	*

* Less than 10%

Payables Balance

	March 31, 2024	June 30, 2023
Supplier #1	*	12.3%
Supplier #2	17.6%	*
Supplier #3	15.0%	*
Supplier #4	13.8%	*
Supplier #5	10.2%	*

*Less than 10%

	Year Ended	Year Ended
Revenues	June 30, 2023	June 30, 2022
Customer #1	23.1%	26.8%

Receivable	June 30, 2023	June 30, 2022
Customer #1	*	21.4%
Customer #2	15.5%	14.7%
Customer #3	12.1%	*
Customer #4	10.5%	*

Suppliers:

	Year Ended	Year Ended
Purchases	June 30, 2023	June 30, 2022
Supplier #1	14.6%	11.1%
Supplier #2	12.9%	13.6%
Supplier #3	*	15.6%

Payables	June 30, 2023	June 30, 2022
Supplier #1	12.3%	11.9%

* Less than 10%